ATLAS U.S. TACTICAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 15.7%
	APPAREL & TEXTILE PRODUCTS - 0.2%
2,783	NIKE, Inc., Class B	$ 177,305

	BIOTECH & PHARMA - 0.5%
258	Amgen, Inc.	84,446
1,188	Merck & Company, Inc.	125,049
5,114	Moderna, Inc.(a)	150,812
		360,307
	E-COMMERCE DISCRETIONARY - 0.3%
745	Amazon.com, Inc.(a)	171,961
26	MercadoLibre, Inc.(a)	52,371
		224,332
	HEALTH CARE FACILITIES & SERVICES - 0.2%
391	UnitedHealth Group, Inc.	129,073

	INTERNET MEDIA & SERVICES - 0.2%
261	Meta Platforms, Inc., Class A	172,283

	LEISURE FACILITIES & SERVICES - 0.2%
4,352	Chipotle Mexican Grill, Inc.(a)	161,024

	MORTGAGE FINANCE - 12.7%
442,390	AGNC Investment Corporation	4,742,421
229,351	Annaly Capital Management, Inc.	5,128,288
		9,870,709
	RETAIL - CONSUMER STAPLES - 0.2%
1,603	Target Corporation	156,693

	SEMICONDUCTORS - 0.1%
567	NVIDIA Corporation	105,746

	SOFTWARE - 0.7%
448	Adobe, Inc.(a)	156,796
68	Microsoft Corporation	32,886
330	Oracle Corporation	64,320

ATLAS U.S. TACTICAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares					Fair Value
	COMMON STOCKS — 15.7% (Continued)
	SOFTWARE - 0.7% (Continued)
1,168	Salesforce, Inc.				$ 309,414
					563,416
	TECHNOLOGY SERVICES - 0.2%
1,775	Fiserv, Inc.(a)				119,227

	TRANSPORTATION & LOGISTICS - 0.2%
1,305	United Parcel Service, Inc., Class B				129,443

	TOTAL COMMON STOCKS (Cost $15,954,862)				12,169,558

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 60.7%
	ASSET MANAGEMENT — 4.1%
3,000,000	Charles Schwab Corporation (The)(b)	SOFRRATE + 2.500%	5.8530	05/19/34	3,219,775

	BANKING — 30.8%
2,400,000	Bank of America Corporation(b)	H15T5Y + 1.200%	2.4820	09/21/36	2,110,092
4,600,000	Bank of America Corporation(b)	H15T5Y + 2.000%	3.8460	03/08/37	4,338,982
1,250,000	Citigroup, Inc.		6.6250	06/15/32	1,387,901
1,000,000	Citigroup, Inc.(b)	SOFRRATE + 2.661%	6.1740	05/25/34	1,064,290
3,000,000	Citigroup, Inc.		6.1250	08/25/36	3,197,501
100,000	JPMorgan Chase & Company		4.2500	10/01/27	100,783
5,900,000	JPMorgan Chase & Company(b)	SOFRRATE + 2.580%	5.7170	09/14/33	6,247,213
3,500,000	US Bancorp Series BB(b)	SOFRRATE + 2.110%	4.9670	07/22/33	3,532,248
1,750,000	Wells Fargo Bank NA		6.6000	01/15/38	1,959,068
					23,938,078
	INSTITUTIONAL FINANCIAL SERVICES — 11.6%
1,750,000	Goldman Sachs Group, Inc. (The)		6.7500	10/01/37	1,959,682
6,900,000	Morgan Stanley Series F(b)	SOFRRATE + 2.620%	5.2970	04/20/37	7,031,916
					8,991,598

ATLAS U.S. TACTICAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 60.7% (Continued)
	SPECIALTY FINANCE — 14.2%
4,000,000	American Express Company(b)	SOFRRATE + 2.255%	4.9890	05/26/33	$ 4,069,615
6,725,000	Capital One Financial Corporation(b)	SOFRRATE + 2.370%	5.2680	05/10/33	6,918,475
					10,988,090
	TOTAL CORPORATE BONDS (Cost $45,809,323)				47,137,541

	U.S. GOVERNMENT & AGENCIES — 103.9%
	AGENCY FIXED RATE — 103.9%
1,541,786	Fannie Mae Pool(d)		5.5000	11/01/52	1,575,480
1,759,363	Fannie Mae Pool(d)		6.0000	05/01/54	1,807,955
718,116	Ginnie Mae I Pool		4.0000	01/15/46	704,342
675,781	Ginnie Mae I Pool		2.5000	08/15/49	588,728
527,822	Ginnie Mae I Pool		2.5000	09/15/49	459,826
1,030,280	Ginnie Mae I Pool		2.5000	12/15/49	897,549
2,262,264	Ginnie Mae I Pool(d)		6.0000	06/15/53	2,436,245
833,897	Ginnie Mae II Pool(d)		4.0000	09/20/47	788,824
961,631	Ginnie Mae II Pool		4.5000	02/20/48	940,667
289,430	Ginnie Mae II Pool		2.5000	03/20/50	251,244
4,461,951	Ginnie Mae II Pool(d)		2.5000	03/20/51	3,873,368
2,391,362	Ginnie Mae II Pool(d)		3.0000	07/20/51	2,142,531
599,606	Ginnie Mae II Pool		3.0000	07/20/51	537,223
3,628,606	Ginnie Mae II Pool(d)		3.0000	09/20/51	3,217,703
953,977	Ginnie Mae II Pool		2.0000	03/20/52	749,384
1,753,736	Ginnie Mae II Pool		3.0000	03/20/52	1,543,407
6,958,220	Ginnie Mae II Pool(d)		5.5000	10/20/52	7,361,851
1,081,964	Ginnie Mae II Pool(d)		6.0000	01/20/53	1,166,728
1,298,308	Ginnie Mae II Pool(d)		5.5000	02/20/53	1,373,655
1,586,590	Ginnie Mae II Pool(d)		6.0000	03/20/53	1,710,886
2,552,878	Ginnie Mae II Pool(d)		6.5000	03/20/53	2,791,790
4,797,725	Ginnie Mae II Pool(d)		6.5000	03/20/53	5,246,775
1,060,913	Ginnie Mae II Pool(d)		5.5000	04/20/53	1,122,489
1,719,213	Ginnie Mae II Pool(d)		5.5000	04/20/53	1,818,997
1,192,944	Ginnie Mae II Pool(d)		6.0000	04/20/53	1,286,407

ATLAS U.S. TACTICAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 103.9% (Continued)
	AGENCY FIXED RATE — 103.9% (Continued)
1,627,893	Ginnie Mae II Pool(d)	5.0000	05/20/53	$ 1,699,293
1,557,774	Ginnie Mae II Pool(d)	5.5000	05/20/53	1,648,184
990,486	Ginnie Mae II Pool(d)	5.5000	06/20/53	1,047,974
2,314,185	Ginnie Mae II Pool(d)	5.5000	06/20/53	2,448,499
1,652,133	Ginnie Mae II Pool(d)	5.5000	06/20/53	1,748,007
1,158,218	Ginnie Mae II Pool	6.0000	06/20/53	1,248,960
9,639,719	Ginnie Mae II Pool(d)	6.0000	06/20/53	10,394,917
961,816	Ginnie Mae II Pool	6.5000	06/20/53	1,051,840
361,372	Ginnie Mae II Pool	5.0000	07/20/53	377,222
1,076,476	Ginnie Mae II Pool(d)	5.5000	07/20/53	1,138,955
1,039,288	Ginnie Mae II Pool(d)	5.5000	07/20/53	1,099,610
981,509	Ginnie Mae II Pool	6.5000	09/20/53	1,073,376
4,316,760	Ginnie Mae II Pool(d)	5.5000	11/20/53	4,384,240
983,640	Ginnie Mae II Pool(d)	6.0000	11/20/53	1,060,706
130,258	Ginnie Mae II Pool	4.5000	02/20/54	132,709
1,004,025	Ginnie Mae II Pool	6.0000	09/20/54	1,082,661
2,533,512	Ginnie Mae II Pool(d)	5.5000	10/20/54	2,565,266
				80,596,473
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $78,315,098)			80,596,473

	TOTAL INVESTMENTS - 180.3% (Cost $140,079,283)			$ 139,903,572
	LIABILITIES IN EXCESS OF OTHER ASSETS - (80.3)%			(62,310,293)
	NET ASSETS - 100.0%			$ 77,593,279

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Unrealized Appreciation
30	CBOT 10 Year US Treasury Note	03/23/2026	$ 3,373,125	$ 31,406
	TOTAL FUTURES CONTRACTS

ATLAS U.S. TACTICAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

REVERSE REPURCHASE AGREEMENTS

Principal Amount	Counterparty	Acquired Date	Interest (%)	Maturity	Fair Value
$ (43,000,000)	StoneX	12/24/2025	3.9500	1/7/2026	$ (43,000,000)
(21,630,000)	StoneX	12/30/2025	3.9000	1/28/2026	(21,630,000)
TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $64,630,000)					$ (64,630,000)

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate on December 31, 2025.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(d)	This security has been pledged as collateral for securities sold under agreements to repurchase of $68,957,336.